Risk and Capital Management (Details 6) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	R$ 1,085,045	R$ 932,840
At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	723,428,000,000	616,387,000,000
At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	715,215,000,000	595,456,000,000
At fair value [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	7,771,000,000	18,014,000,000
At fair value [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	442,000,000	2,917,000,000
At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	727,141,000,000	601,354,000,000
At cost [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	8,818,000,000	18,615,000,000
At cost [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	2,389,000,000	4,993,000,000
Investment funds [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	32,491,000,000	20,139,000,000
Investment funds [member] | At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	27,140,000,000	4,914,000,000
Investment funds [member] | At fair value [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	5,259,000,000	15,225,000,000
Investment funds [member] | At fair value [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	92,000,000
Investment funds [member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	27,660,000,000	4,906,000,000
Investment funds [member] | At cost [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	5,259,000,000	15,224,000,000
Investment funds [member] | At cost [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	92,000,000
Brazilian government securities [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	479,834,000,000	423,085,000,000
Brazilian government securities [member] | At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	479,834,000,000	423,085,000,000
Brazilian government securities [member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	483,476,000,000	426,959,000,000
Brazilian external debt bonds [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	394,675,000,000	362,449,000,000
Brazilian external debt bonds [Member] | At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	394,675,000,000	362,449,000,000
Brazilian external debt bonds [Member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	397,793,000,000	365,947,000,000
Other Public [Member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	36,000,000	36,000,000
Government Securities [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	85,159,000,000	60,636,000,000
Government Securities [member] | At fair value [member] | Argentina [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,453,000,000	1,335,000,000
Government Securities [member] | At fair value [member] | United States [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	9,665,000,000	7,189,000,000
Government Securities [member] | At fair value [member] | Israel [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	860,000,000
Government Securities [member] | At fair value [member] | Mexico [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	14,010,000,000	12,413,000,000
Government Securities [member] | At fair value [member] | Korea [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	10,363,000,000	5,604,000,000
Government Securities [member] | At fair value [member] | Chile [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	24,681,000,000	21,399,000,000
Government Securities [member] | At fair value [member] | Paraguay [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,463,000,000	1,469,000,000
Government Securities [member] | At fair value [member] | Uruguay [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	1,182,000,000	1,258,000,000
Government Securities [member] | At fair value [member] | Colombia [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,151,000,000	3,830,000,000
Government Securities [member] | At fair value [member] | Peru [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	6,000,000	8,000,000
Government Securities [member] | At fair value [member] | Switzerland [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	4,403,000,000
Government Securities [member] | At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	85,159,000,000	60,636,000,000
Government Securities [member] | At fair value [member] | Stage One [member] | Spain [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	9,922,000,000	6,131,000,000
Government Securities [member] | At fair value [member] | Stage One [member] | Korea [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	10,363,000,000	5,604,000,000
Government Securities [member] | At fair value [member] | Stage One [member] | Paraguay [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,463,000,000	1,469,000,000
Government Securities [member] | At fair value [member] | Stage One [member] | Colombia [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,151,000,000	3,830,000,000
Government Securities [member] | At fair value [member] | Stage One [member] | Peru [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	6,000,000	8,000,000
Government Securities [member] | At fair value [member] | Stage One [member] | Switzerland [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	4,403,000,000
Government Securities [member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	85,647,000,000	60,976,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Argentina [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,460,000,000	1,310,000,000
Government Securities [member] | At cost [member] | Stage One [member] | United States [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	9,716,000,000	7,226,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Israel [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	852,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Mexico [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	14,021,000,000	12,424,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Spain [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	9,924,000,000	6,132,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Korea [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	10,365,000,000	5,604,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Chile [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	24,811,000,000	21,552,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Paraguay [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,461,000,000	1,526,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Uruguay [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	1,185,000,000	1,256,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Colombia [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,430,000,000	3,938,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Peru [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	7,000,000	8,000,000
Government Securities [member] | At cost [member] | Stage One [member] | Switzerland [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	4,415,000,000
Corporates Debt Securities [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	211,103,000,000	173,163,000,000
Corporates Debt Securities [Member] | At fair value [member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	28,896,000,000	12,744,000,000
Corporates Debt Securities [Member] | At fair value [member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	7,214,000,000	4,999,000,000
Corporates Debt Securities [Member] | At fair value [member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	1,172,000,000	390,000,000
Corporates Debt Securities [Member] | At fair value [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	110,075,000,000	103,659,000,000
Corporates Debt Securities [Member] | At fair value [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	8,770,000,000	10,206,000,000
Corporates Debt Securities [Member] | At fair value [member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	19,504,000,000	10,168,000,000
Corporates Debt Securities [Member] | At fair value [member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	11,250,000,000	8,901,000,000
Corporates Debt Securities [Member] | At fair value [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	24,222,000,000	22,096,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	208,241,000,000	167,457,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage One [member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	28,618,000,000	12,597,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage One [member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	7,214,000,000	4,999,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage One [member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	1,172,000,000	390,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage One [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	108,140,000,000	98,867,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage One [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	8,770,000,000	10,194,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage One [member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	19,504,000,000	10,168,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage One [member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	11,250,000,000	8,901,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage One [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	23,573,000,000	21,341,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	2,512,000,000	2,789,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	262,000,000	121,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	1,610,000,000	1,923,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		12,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	640,000,000	733,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	350,000,000	2,917,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage three [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	16,000,000	26,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage three [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	325,000,000	2,869,000,000
Corporates Debt Securities [Member] | At fair value [member] | Stage three [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	9,000,000	22,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	216,005,000,000	169,489,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage One [member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	28,670,000,000	12,474,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage One [member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	7,318,000,000	5,063,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage One [member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	1,172,000,000	392,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage One [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	110,732,000,000	99,438,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage One [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	9,035,000,000	10,236,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage One [member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	19,535,000,000	10,185,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage One [member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	11,251,000,000	8,874,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage One [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	28,292,000,000	22,827,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,559,000,000	3,391,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	287,000,000	146,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	2,470,000,000	2,383,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		12,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	802,000,000	850,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	2,297,000,000	4,993,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage three [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	29,000,000	38,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage three [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	2,037,000,000	4,704,000,000
Corporates Debt Securities [Member] | At cost [member] | Stage three [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	R$ 231,000,000	R$ 251,000,000